Financial Instruments and Risk Management (Details 8) - Cash flow hedges [member] - Commodity price risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) R$ / shares t
IfrsStatementLineItems [Line Items]
Notional | t	354,679
Fair value | R$	R$ 2,848
Collar Buy [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	2nd Qtr. 2025
Notional | t	17,989
Exercise price | R$ / shares	336.79
Fair value | R$	R$ 948
Collar Buy One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean meal purchase - floating price
Index	Soybean meal - CBOT
Maturity	3rd Qtr. 2025
Notional | t	17,989
Exercise price | R$ / shares	341.13
Fair value | R$	R$ 548
Non Deliverable Forward Buy [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	3rd Qtr. 2025
Notional | t	99,999
Exercise price | R$ / shares	171.76
Fair value | R$	R$ 403
Collar Buy Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	1st Qtr. 2025
Notional | t	20,003
Exercise price | R$ / shares	177.85
Fair value | R$	R$ (26)
Collar Buy Three [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - CBOT
Maturity	2nd Qtr. 2025
Notional | t	135,998
Exercise price | R$ / shares	176.94
Fair value | R$	R$ 1,174
Collar Buy Four [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	1st Qtr. 2025
Notional | t	16,200
Exercise price | R$ / shares	1,208.33
Fair value | R$	R$ 124
Collar Buy Five [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - floating price
Index	Corn - B3
Maturity	2nd Qtr. 2025
Notional | t	40,500
Exercise price | R$ / shares	1,213.33
Fair value | R$	R$ 193
Non Deliverable Forward Buy One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean oil purchase - floating price
Index	Soybean oil - CBOT
Maturity	2nd Qtr. 2025
Notional | t	6,001
Exercise price | R$ / shares	912.57
Fair value | R$	R$ (516)